Public Offering Disclosure [Text Block]	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Public Offering Disclosure [Text Block]

NOTE 4. INITIAL PUBLIC OFFERING

In its Public Offering, the Company sold 69,000,000 Units at a price of $10.00 per Unit in the Public Offering. Each Unit consists of one Class A ordinary share and one-third of one warrant (each whole warrant, a “Warrant”). Each whole Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share. Each Warrant will become exercisable commencing on the later of 30 days after the Company’s completion of an initial Business Combination and 12 months from the Closing Date and will expire five years from the completion of a Business Combination. The Company may redeem the outstanding Warrants at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Class A ordinary shares is at least $18.00 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given. If the Company redeems the Warrants as described above, it will have the option to require all holders that wish to exercise their Warrants to do so on a “cashless basis.” In accordance with the warrant agreement relating to the Warrants sold in the Public Offering, the Company is required to use its best efforts to file a registration statement covering the issuance of the shares underlying the Warrants within 15 business days after the closing of the Business Combination and to maintain the effectiveness of such registration statement. No Warrants will be exercisable for cash unless the Company has an effective registration statement covering the Class A ordinary shares issuable upon exercise of the Warrants and a current prospectus relating to such shares. If the issuance of the shares issuable upon exercise of the Warrants is not registered under the Securities Act, holders will be permitted to exercise their Warrants on a cashless basis. If the Company is unable to consummate a Business Combination within 24 months from the Closing Date, the Company will redeem 100% of the Public Shares using the funds in the Trust Account as described in Note 1. In such event, the Warrants will expire worthless.